March 5, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco India Exchange-Traded Fund Trust

CIK No. 0001419139

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of Invesco India Exchange-Traded Fund Trust (the “Fund”) that the Prospectus, that would have been filed under Rule 497(c) of the 1933 Act, does not differ from that contained in Post-Effective Amendment No. 20 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 20 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 28, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (630) 315-2349.

Sincerely,

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903 invesco.com @Invesco